LONG-TERM INVESTMENTS	6 Months Ended
Jun. 30, 2013
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

6.          LONG-TERM INVESTMENTS

On April 5, 2013 the Company invested $107 million to acquire a 50% interest in Blackspring Ridge Wind Project (Blackspring Ridge), a wind energy project. The project is currently in the late stage of development. The Company’s interest in Blackspring Ridge is accounted for as a long-term equity investment and is included in the Gas Pipelines, Processing and Energy Services segment.